Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (387,387)	$ (54,562)	¥ (431,571)	¥ (470,661)
Total operating expenses	(2,633,972)	(370,987)	(2,700,269)	(2,678,851)
Interest expense, net	(50,483)	(7,110)	(55,636)	(63,125)
Investment loss	(303,235)	(42,710)	(33,944)	(4,160)
Others, net	7,774	1,095	61,321	113,480
Income before income tax expense	1,326,786	186,876	1,028,569	2,769,534
Income tax expense	(260,841)	(36,739)	(202,640)	(435,418)
Other comprehensive income:
Foreign currency translation adjustments, net of tax	7,297	1,028	(32,115)	7,965
Parent
Operating expenses:
General and administrative expenses	(15,749)	(2,218)	(15,082)	(19,109)
Total operating expenses	(15,749)	(2,218)	(15,082)	(19,109)
Interest expense, net	(73,750)	(10,387)	(46,912)	(44,865)
Share of income from subsidiaries	1,152,654	162,347	872,049	2,395,789
Investment loss				(1,980)
Others, net	2,790	395	9,697	11,239
Income before income tax expense	1,065,945	150,137	819,752	2,341,074
Income tax expense				(7,151)
Net income	1,065,945	150,137	819,752	2,333,923
Other comprehensive income:
Foreign currency translation adjustments, net of tax	7,297	1,028	(32,115)	7,965
Total comprehensive income attributable to ordinary shareholders	¥ 1,073,242	$ 151,165	¥ 787,637	¥ 2,341,888